Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 4,428,602	$ 3,102,865
Restricted cash	300,296	220,261
Note receivable	86,149	254,092
Accounts receivable, net	9,249,042	9,185,586
Accounts receivable – a related party	516,290	447,703
Inventories	1,103,685	1,175,241
Advance to vendors	1,215,220	150,637
Prepayments and other assets, net	295,738	80,137
TOTAL CURRENT ASSETS	17,197,314	14,616,522
Property, plant and equipment, net	4,277,525	4,978,080
Intangible assets, net	45,115	79,985
Deferred tax assets	684,847	326,087
Right-of-use assets, net	159,685	183,815
TOTAL ASSETS	22,364,486	20,184,489
CURRENT LIABILITIES:
Short term bank loans	3,359,025	5,273,678
Long-term bank loans - current	230,397
Loan payable from third-party	500,000
Notes payable		733,996
Accounts payable	5,390,732	4,466,933
Advance from customers	1,698,526	1,403,628
Accrued expenses and other liabilities	801,422	732,419
Taxes payable	884,694	356,889
Operating lease liabilities – current	142,076	104,088
TOTAL CURRENT LIABILITIES	13,006,872	13,318,085
Long term loans	1,919,974	260,299
Operating lease liabilities – non–current	22,582	80,636
TOTAL LIABILITIES	14,949,428	13,659,020
COMMITMENTS AND CONTINGENCIES (Note 13)
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0000025 par value, 20,000,000,000 shares authorized, 24,103,749 and 21,173,413 shares issued and outstanding as of December 31, 2025 and 2024, respectively	60	53
Additional paid-in capital	23,050,345	4,695,350
Statutory reserves	343,077	343,077
(Accumulated deficit) retained earnings	(15,317,791)	2,026,786
Accumulated other comprehensive loss	(660,633)	(539,797)
TOTAL SHAREHOLDERS’ EQUITY	7,415,058	6,525,469
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,364,486	20,184,489
Related Party
CURRENT ASSETS:
Due from related parties	2,292
CURRENT LIABILITIES:
Due to a related party		$ 246,454